9. Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Receivables Loans And Advances To Customers [Abstract]
Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	R$ 23,426,076	R$ 22,425,801	R$ 19,847,987
Net additions	14,757,908	16,000,733	13,871,666
Written-off assets	(15,007,946)	(15,000,458)	(11,293,852)
Balance at end of year	R$ 23,176,039	R$ 23,426,076	R$ 22,425,801